UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                              FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANY



             Investment Company Act file number: 811-08822
                                                 ---------

                    Capital Management Investment Trust
                    -----------------------------------
            (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                (Address of principal executive offices)              (Zip code)


                            A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


    Registrant's telephone number, including area code: 252-972-9922
                                                        ------------

                       Date of fiscal year end: November 30
                                                -----------


                     Date of reporting period: February 28, 2007
                                               -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                        Market Value
                                    Shares          (Note 1)                                             Shares        (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.45%                                               Healthcare - Services - 2.48%
                                                                       Quest Diagnostics
Aerospace/Defense - 4.54%                                                 Incorporated                    7,000      $    357,140
  Rockwell Collins Inc.             10,000       $    654,800                                                        ------------
                                                 ------------
                                                                     Household Products/Wares - 2.20%
Beverages - 2.77%                                                      The Clorox Company                 5,000           316,800
* Constellation Brands, Inc.        17,000            398,820                                                        ------------
                                                 ------------
                                                                     Mining - 5.78%
Biotechnology - 1.77%                                                  Cameco Corporation                14,000           517,440
* Medimmune Inc.                     8,000            255,280          Newmont Mining Corporation         7,000           315,490
                                                 ------------                                                        ------------
                                                                                                                          832,930
Commercial Services - 4.19%                                                                                          ------------
* FTI Consulting, Inc.              18,000            604,260
                                                 ------------        Miscellaneous Manufacturing - 3.43%
                                                                       Parker Hannifin Corporation        6,000           494,340
Computers - 2.16%                                                                                                    ------------
* Affiliated Computer
    Services, Inc.                   6,000            311,820        Oil & Gas  - 3.19%
                                                 ------------          Rowan Companies, Inc.             15,000           459,450
                                                                                                                     ------------
Electric - 6.29%
  Edison International              10,000            469,200        Oil & Gas Services - 10.37%
  SCANA Corporation                 10,500            438,165        * Cameron International Corp        10,000           566,900
                                                 ------------        * Superior Energy Services          15,000           459,750
                                                      907,365        * Universal Compression
                                                 ------------            Holdings, Inc.                   7,000           468,650
                                                                                                                     ------------
Electronics - 9.85%                                                                                                     1,495,300
  Amphenol Corporation               4,500            290,430                                                        ------------
  Diebold, Inc.                     10,000            473,700
* Flextronics International Ltd.    30,000            327,900        Semiconductors - 3.59%
  Garmin Ltd.                        6,000            328,560          Kia-Tencor Corporation            10,000           517,400
                                                 ------------                                                        ------------
                                                    1,420,590
                                                 ------------        Software - 1.35%
                                                                     * VeriFone Holdings, Inc.            5,000           195,250
Environmental Control - 6.69%                                                                                        ------------
  Republic Services, Inc.           10,000            420,700
* Stericycle, Inc.                   7,000            544,670        Transportation - 2.72%
                                                 ------------          Con-way Inc.                       8,000           392,800
                                                      965,370                                                        ------------
                                                 ------------
                                                                     Water - 2.74%
Food - 4.99%                                                         Aqua America Inc.                   17,333           395,019
  ConAgra Foods Inc.                16,000            403,680                                                        ------------
* Dean Foods Company                 7,000            315,280
                                                 ------------        Total Common Stocks  (Cost $10,738,681)           13,330,838
                                                      718,960                                                        ------------
                                                 ------------
                                                                     EXCHANGE TRADED FUND - 2.31%
Forest Products & Paper - 1.43%                                      *   streetTRACKS Gold Trust
  Louisiana-Pacific Corporation     10,000            206,400                (Cost $324,200)              5,000           332,400
                                                 ------------                                                        ------------

Gas - 4.03%
  Energen Corporation               12,000            581,760
                                                 ------------

Healthcare - Products - 5.89%
  Dentsply International, Inc.      14,600            460,484
  STERIS Corporation                15,000            388,500
                                                 ------------
                                                      848,984
                                                 ------------


                                                                                                                        (Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Market Value
                                           Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.20%                                                  Summary of Investments by Industry

  Evergreen Institutional U.S. Government                                                                  % of Net
    Money Market Fund                      100,923      $     100,923         Industry                      Assets     Market Value
  Merrimac Cash Series                     649,056            649,056        ------------------------------------------------------
                                                        -------------         Aerospace/Defense              4.54%    $    654,800
                                                                              Beverages                      2.77%         398,820
Total Investment Company  (Cost 749,979)                      749,979         Biotechnology                  1.77%         255,280
                                                        -------------         Commercial Services            4.19%         604,260
                                                                              Computers                      2.16%         311,820
Total Investments                                                             Electric                       6.29%         907,365
          (Cost $11,812,860) - 99.96%                   $  14,413,217         Electronics                    9.85%       1,420,590
Other Assets less Liabilities - 0.04%                           6,213         Environmental Control          6.69%         965,370
                                                        -------------         Exchange Traded Fund           2.31%         332,400
                                                                              Food                           4.99%         718,960
Net Assets - 100.00%                                    $  14,419,430         Forest Products & Paper        1.43%         206,400
                                                        =============         Gas                            4.03%         581,760
                                                                              Healthcare - Products          5.89%         848,984
 * Non-income producing investment.                                           Healthcare - Services          2.48%         357,140
                                                                              Household Products/Wares       2.20%         316,800
Aggregate  cost  for  financial  reporting  and  federal  income  tax         Investment Companies           5.20%         749,979
purposes  is the  same.  Unrealized  appreciation  (depreciation)  of         Mining                         5.78%         832,930
investments  for financial  reporting and federal income tax purposes         Miscellaneous Manufacturing    3.43%         494,340
is as follows:                                                                Oil & Gas                      3.19%         459,450
                                                                              Oil & Gas Services            10.37%       1,495,300
                                                                              Semiconductors                 3.59%         517,400
Aggregate gross unrealized appreciation                 $   2,670,872         Software                       1.35%         195,250
Aggregate gross unrealized depreciation                       (70,515)        Transportation                 2.72%         392,800
                                                        -------------         Water                          2.74%         395,019
                                                                              -----------------------------------------------------
Net unrealized appreciation                             $   2,600,357         Total                         99.96%    $ 14,413,217
                                                        =============

The Fund's investments in securities are carried at value. Securities listed on an  exchange  or quoted on a  national  market  system  are valued  at the  last  sales  price  as of  4:00  p.m.  Eastern  Time.
Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the  over-the-counter  market and listed  securities  for which no sale was  reported  on that date are  valued at the most  recent  bid
price.   Securities  and  assets  for  which  representative   market
quotations  are not readily  available or which cannot be  accurately valued using the Fund's normal pricing  procedures are valued at fair value as  determined  in good faith  under  policies  approved by the
Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio  security  is so thinly  traded that there have been no  transactions  for that security  over an extended  period of
time;   (ii)  the  exchange  on  which  the  portfolio   security  is
principally  traded closes  early;  or (iii) trading of the portfolio security  is halted  during the day and does not resume  prior to the
Fund's net asset  value  calculation.  A portfolio  security's  "fair value"  price may  differ  from the  price  next  available  for that portfolio  security  using  the  Fund's  normal  pricing  procedures.
Instruments  with  maturities  of 60  days  or  less  are  valued  at amortized cost, which approximates market value.


Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                     Shares         (Note 1)                                              Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 83.53%                                               Oil & Gas - 2.06%
                                                                        Cabot Oil & Gas Corporation        3,000      $     202,680
                                                                                                                      -------------
Banks - 2.50%
   Sterling Financial Corporation     7,500      $    246,675        Oil & Gas Services - 4.50%
                                                 ------------           Gulf Island Fabrication, Inc.      7,000            239,820
                                                                     *  Input/Output, Inc.                15,000            203,550
Biotechnology - 4.61%                                                                                                 -------------
*u Crucell NV                        10,000           252,700                                                               443,370
*  Illumina Inc.                      6,000           201,540                                                         -------------
                                                 ------------
                                                      454,240        Pharmaceuticals - 6.37%
                                                 ------------        *  Cubist Pharmaceuticals, Inc.      13,000            260,390
Distribution/Wholesale - 2.81%                                       *  VCA Antech, Inc.                  10,000            367,100
   Watsco, Inc.                       5,500           277,035                                                         -------------
                                                 ------------                                                               627,490
                                                                                                                      -------------
Electric - 3.99%
   Cleco Corporation                 15,000           393,000        Real Estate Investment Trust - 5.42%
                                                 ------------           National Retail Properties, Inc.  11,000            265,980
                                                                        Rayonier Inc.                      6,000            267,960
Electronics - 4.81%                                                                                                   -------------
*  Checkpoint Systems Inc.            8,500           166,260                                                               533,940
*  Dionex Corporation                 5,000           308,100                                                         -------------
                                                 ------------
                                                      474,360        Semiconductors - 2.40%
                                                 ------------        *  Brooks Automation, Inc.           15,225            236,444
                                                                                                                      -------------
Engineering & Construction - 3.62%
   Chicago Bridge & Iron                                             Software - 3.10%
     Company NV                      12,000           356,760        *  Parametric Technology
                                                 ------------             Corporation                     16,000            305,120
                                                                                                                      -------------
Entertainment - 3.35%
*  Lions Gate Entertainment Corp.    30,000           330,600        Telecommunications - 9.02%
                                                 ------------        *  Arris Group Inc.                  25,000            328,500
                                                                     *  Level 3 Communications, Inc.      40,223            264,331
Gas - 2.81%                                                          *  RELM Wireless Corporation         10,000             56,500
   South Jersey Industries, Inc.      8,000           276,800        *  RF Micro Devices, Inc.            30,000            239,400
                                                 ------------                                                         -------------
                                                                                                                            888,731
Healthcare - Products - 5.17%                                                                                         -------------
*  ResMed Inc.                        5,000           238,900
*  Respironics Inc.                   6,600           270,402        Water - 4.75%
                                                 ------------           Aqua America Inc.                 10,000            227,900
                                                      509,302           Southwest Water Company           18,940            240,159
                                                 ------------                                                         -------------
                                                                                                                            468,059
Household Products/Wares - 3.84%                                                                                      -------------
   John H. Harland Company            7,500           378,750
                                                 ------------
                                                                     Total Common Stocks  (Cost $5,877,404)               8,230,775
Insurance - 2.59%                                                                                                     -------------
   Platinum Underwriters Holdings,
     Ltd.                             8,000           255,600        INVESTMENT COMPANIES - 9.53%
                                                 ------------
                                                                        Evergreen Institutional U.S. Government
Internet - 2.63%                                                          Money Market Fund              469,557            469,557
*  Online Resources Corporation      25,000           258,750           Merrimac Cash Series Trust       469,556            469,556
                                                 ------------                                                         -------------

Mining - 3.18%                                                       Total Investment Companies  (Cost $939,113)            939,113
*  Kinross Gold Corporation          22,235           313,069                                                         -------------
                                                 ------------




                                                                                                                        (Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Market Value
                                                         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments (Cost $6,816,517) - 93.06%          $    9,169,888        Summary of Investments by Industry
Other Assets less Liabilities - 6.94%                        683,927                                       % of Net         Market
                                                      --------------        Industry                        Assets           Value
                                                                            -------------------------------------------------------
Net Assets - 100.00%                                  $    9,853,815        Banks                             2.50%    $    246,675
                                                      ==============        Biotechnology                     4.61%         454,240
                                                                            Distribution/Wholesale            2.81%         277,035
  * Non-income producing investment.                                        Electric                          3.99%         393,000
  u   American Depositary Receipt.                                          Electronics                       4.81%         474,360
                                                                            Engineering & Construction        3.62%         356,760
The following abbreviation is used in this portfolio:                       Entertainment                     3.35%         330,600
                                                                            Gas                               2.81%         276,800
NV - Naamloze Vennootschap (Dutch)                                          Healthcare - Products             5.17%         509,302
                                                                            Household Products/Wares          3.84%         378,750
Aggregate  cost  for  financial  reporting  and  federal  income  tax       Investment Companies              9.53%         939,113
purposes  is  the  same.  Unrealized  appreciation/(depreciation)  of       Insurance                         2.59%         255,600
investments  for financial  reporting and federal income tax purposes       Internet                          2.63%         258,750
is as follows:                                                              Mining                            3.18%         313,069
                                                                            Oil & Gas                         2.06%         202,680
Aggregate gross unrealized appreciation               $    2,442,086        Oil & Gas Services                4.50%         443,370
Aggregate gross unrealized depreciation                      (88,715)       Pharmaceuticals                   6.37%         627,490
                                                                            Real Estate Investment Trust      5.42%         533,940
Net unrealized appreciation                           $    2,353,371        Semiconductors                    2.40%         236,444
                                                      ==============        Software                          3.10%         305,120
                                                                            Telecommunications                9.02%         888,731
Note 1 - Investment Valuation                                               Water                             4.75%         468,059
The Fund's investments in securities are carried at value. Securities       -------------------------------------------------------
listed on an  exchange  or quoted on a  national  market  system  are       Total                            93.06%    $  9,169,888
valued  at the  last  sales  price  as of  4:00  p.m.  Eastern  Time.
Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the  over-the-counter  market and listed  securities  for which no sale was  reported  on that date are  valued at the most  recent  bid
price.   Securities  and  assets  for  which  representative   market
quotations  are not readily  available or which cannot be  accurately valued using the Fund's normal pricing  procedures are valued at fair value as  determined  in good faith  under  policies  approved by the
Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio  security  is so thinly  traded that there have been no  transactions  for that security  over an extended  period of
time;   (ii)  the  exchange  on  which  the  portfolio   security  is
principally  traded closes  early;  or (iii) trading of the portfolio security  is halted  during the day and does not resume  prior to the
Fund's net asset  value  calculation.  A portfolio  security's  "fair value"  price may  differ  from the  price  next  available  for that portfolio  security  using  the  Fund's  normal  pricing  procedures.
Instruments  with  maturities  of 60  days  or  less  are  valued  at amortized cost, which approximates market value.


ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)

                            /s/ Ralph J. Scarpa
                            ____________________________________________
                            Ralph J. Scarpa
                            President, Principal Executive Officer and Principal Financial Officer


Date: April 26, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)

                            /s/ Ralph J. Scarpa
                            ____________________________________________
                            Ralph J. Scarpa
                            President, Principal Executive Officer and Principal Financial Officer
                            Capital Management Investment Trust


Date:  April 26, 2007